As filed with the Securities and Exchange Commission on September 27, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2006
(Unaudited)

		Shares	Value
Common Stocks - 87.7%
Aerospace & Defense - 1.5%
Boeing Co.		50,000	$3,871,000
Airlines - 0.3%
SkyWest, Inc.		30,000	727,500
Automobiles - 0.9%
Tata Motors Ltd. ADR (b)		150,000	2,367,000
Beverages - 2.8%
Anheuser-Busch Companies, Inc.		75,000	3,611,250
The Coca-Cola Co.		75,000	3,337,500
			6,948,750
Biotechnology - 0.7%
Pharmion Corp. (a)		100,000	1,722,000
Capital Markets - 1.3%
The Bank of New York Co., Inc.		100,000	3,361,000
Chemicals - 3.1%
EI Du Pont de Nemours & Co.		150,000	5,949,000
W.R. Grace & Co. (a)		200,000	1,832,000
			7,781,000
Commercial Banks - 2.8%
Mitsubishi Ufj Financial Group, Inc. ADR (b)		500,000	6,975,000
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.		30,000	1,758,900
DeVry, Inc. (a)		100,000	2,110,000
Steelcase, Inc.		200,000	2,938,000
			6,806,900
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)		350,000	6,247,500
Nokia Oyj ADR (b)		150,000	2,977,500
Nortel Networks Corp. (a)(b)		2,000,000	3,920,000
			13,145,000
Computers & Peripherals - 0.9%
Dell, Inc. (a)		100,000	2,168,000
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co., N.V. ADR (b)		100,000	2,426,000
Construction Materials - 1.2%
Cemex S.A. de C.V. ADR (b)		102,832	2,912,202
Containers & Packaging - 1.0%
Sonoco Products Co.		75,000	2,439,750
Diversified Financial Services - 1.4%
Citigroup, Inc.		75,000	3,623,250
Diversified Telecommunication Services - 4.0%
Alaska Communications Systems Group, Inc.		400,000	4,956,000
Verizon Communications, Inc.		150,000	5,073,000
			10,029,000
Electric Utilities - 3.3%
FPL Group, Inc.		150,000	6,471,000
Korea Electric Power Corp. - ADR (b)		100,000	1,914,000
			8,385,000
Electrical Appliances, Television And Radio Sets - 1.2%
Samsung Electronics Co., Ltd. ADR (b)		9,300	2,958,251
Energy Equipment & Services - 2.8%
Schlumberger Ltd.		105,000	7,019,250
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.		100,000	4,450,000
Food Products - 0.9%
Unilever NV ADR (b)		100,000	2,368,000
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)		151,500	2,577,015
Thoratec Corp. (a)		150,000	2,070,000
			4,647,015
Industrial Conglomerates - 3.1%
3M Co.		25,000	1,760,000
General Electric Co.		125,000	4,086,250
Tyco International Ltd. (b)		75,000	1,956,750
			7,803,000
Insurance - 5.6%
The Allstate Corp.		50,000	2,841,000
American International Group, Inc.		75,000	4,550,250
Conseco, Inc. (a)		170,000	3,876,000
IPC Holdings Ltd. (b)		100,000	2,875,000
			14,142,250
Internet Software & Services - 1.4%
webMethods, Inc. (a)		300,000	2,232,000
Yahoo! Inc. (a)		50,000	1,357,000
			3,589,000
Machinery - 2.6%
Illinois Tool Works, Inc.		15,500	708,815
The Manitowoc Co., Inc.		75,000	2,944,500
Parker Hannifin Corp.		40,000	2,889,600
			6,542,915
Media - 2.5%
Clear Channel Communications, Inc.		100,000	2,895,000
Dow Jones & Co, Inc.		100,000	3,504,000
			6,399,000
Metals & Mining - 10.2%
Alcoa, Inc.		150,000	4,492,500
Cleveland-Cliffs, Inc.		60,000	2,169,000
Inco Ltd. (b)		75,000	5,832,750
Newmont Mining Corp.		100,000	5,123,000
Phelps Dodge Corp.		35,000	3,056,900
Teck Cominco Ltd. (b)		75,000	4,959,000
			25,633,150
Oil & Gas - 3.8%
Devon Energy Corp.		50,000	3,232,000
Murphy Oil Corp.		125,000	6,432,500
			9,664,500
Paper & Forest Products - 1.8%
Weyerhaeuser Co.		75,000	4,399,500
Pharmaceuticals - 2.1%
Pfizer, Inc.		200,000	5,198,000
Prepackaged Software - 0.5%
Bio-key International, Inc. (a)(c)(e)(f)		47,090	-
Bio-key International, Inc. (a)		32,783	13,113
Indus International, Inc. (a)		500,000	1,180,000
			1,193,113
Semiconductor & Semiconductor Equipment - 6.1%
Applied Materials, Inc.		250,000	3,935,000
Intel Corp.		367,250	6,610,500
International Rectifier Corp. (a)		50,000	1,782,500
Ultratech, Inc. (a)		200,000	3,028,000
			15,356,000
Software - 4.9%
Activision, Inc. (a)		100,000	1,195,000
Mentor Graphics Corp. (a)		120,000	1,653,600
Microsoft Corp.		300,000	7,209,000
Oracle Corp. (a)		150,000	2,245,500
			12,303,100
Water Supply - 0.4%
Purecycle Corp. (a)		100,000	904,000
Total Common Stocks (Cost $179,720,590)			220,258,396
Exchange Traded Funds - 3.8%
SPDR Trust Series 1		200,000	6,374,000
STREETtracks Gold Trust (a)		50,000	3,158,000
Total Exchange Traded Funds (Cost $8,885,640)			9,532,000
Preferred Stock - 0.4%
Biotechnology - 0.4%
Zymequest, Inc. (a)(c)(e)(f)		400,000	960,000
Total Preferred Stock (Cost $960,000)			960,000
Warrants - 0.0%
Bio-key Warrants, $1.35 strike price, expires 4/14/09 (a)(e)		262,500	-
Bio-key Warrants, $1.55 strike price, expires 9/29/09 (a)(e)		111,111	-
Raytheon Co. Warrants, $37.50 strike price, expires 6/16/11 (a)		1,581	20,395
Total Warrants (Cost $0)			20,395
		Shares or
		Principal
		Amount	Value
U.S. Government Agency Bonds - 1.5%
Freddie Mac, 3.70%, 08/25/2009 (d)		$2,000,000	$ 1,963,892
Freddie Mac, 3.90%, 08/27/2009 (d)		2,000,000	1,961,844
Total U.S. Government Agency Bonds (Cost $4,043,263)			3,925,736
Convertible Bond - 0.2%
Bio-key International
15.00%, due 1/01/09 (e)		390,625	390,625
Total Convertible Bond (Cost $390,625)			390,625
Short-Term Investments - 6.1%
U.S. Treasury Bills - 4.7%
4.54%, due 8/17/06		3,000,000	2,993,593
4.82%, due 9/21/06		3,000,000	2,979,218
4.74%, due 10/19/06		3,000,000	2,967,990
4.15%, due 12/28/06		3,000,000	2,939,442
Total U.S. Treasury Bills (Cost $11,877,475)			11,880,243
Repurchase Agreement - 1.4%
Repurchase Agreement with U.S. Bank, N.A., 4.00%,
dated 7/31/06, due 8/1/06, collateralized by a
Freddie Mac 15-Year Fixed (Pool #1138)
valued at $3,463,371.
Repurchase proceeds of $3,395,472 (Cost $3,395,000)		3,395,000	3,395,000
Total Short-Term Investments (Cost $15,272,475)			15,275,243
Total Investments (Cost $209,272,593) - 99.7%			250,362,395
Other Assets in Excess of Liabilities - 0.3%			761,878
Total Net Assets - 100.0%			$251,124,273

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Gobal Depository Receipt
(a)	Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Bermuda 1.9%; Canada
5.9%; Finland 1.2%; India 0.9%; Japan 2.8%; Mexico 1.2%; Netherlands 1.9%; South
	Korea 1.9%.
(c) Denotes security is fully or partially restricted as to resale. The aggregate value of restricted securities at July 31, 2006 was $960,000 which represented 0.4% of net assets.
(d) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the original rate.
(e) Fair valued security. The aggregate value of fair valued securities at July 31, 2006 was
$1,350,625 which represents 0.5% of net assets.
(f) Security is considered illiquid and may be difficult to sell.

The Tocqueville Small Cap Value Fund
Schedule of Investments as of July 31, 2006
(Unaudited)

	Shares	Value
Common Stocks - 99.9%
Aerospace & Defense - 2.3%
Cubic Corp.	60,000	$1,203,600
Auto Components - 0.7%
Cooper Tire & Rubber Co.	40,000	399,600
Biotechnology - 2.1%
Pharmion Corp. (a)	65,000	1,119,300
Chemicals - 14.2%
A. Schulman, Inc.	65,000	1,422,200
Arch Chemicals, Inc.	39,000	1,382,160
Cambrex Corp.	35,000	745,850
Hercules, Inc. (a)	180,200	2,504,780
Sensient Technologies Corp.	75,000	1,495,500
		7,550,490
Commercial Services & Supplies - 3.6%
ABM Industries, Inc.	80,000	1,320,000
Educate, Inc. (a)	100,000	578,000
		1,898,000
Communications Equipment - 8.7%
3Com Corp. (a)	450,000	2,133,000
Plantronics, Inc.	30,000	466,800
Powerwave Technologies, Inc. (a)	115,000	913,100
Westell Technologies, Inc. (a)	500,000	1,140,000
		4,652,900
Computers & Peripherals - 3.1%
Intermec, Inc. (a)	68,500	1,671,400
Electrical Equipment - 7.0%
Baldor Electric Co.	65,000	1,924,000
Power-One, Inc. (a)	140,200	886,064
Vicor Corp.	82,200	941,190
		3,751,254
Electronic Equipment & Instruments - 1.9%
Keithley Instruments, Inc.	50,000	564,500
Methode Electronics, Inc.	55,154	441,232
		1,005,732
Energy Equipment & Services - 10.1%
Global Industries Ltd. (a)	195,000	3,252,600
Input/Output, Inc. (a)	215,000	2,113,450
		5,366,050
Food Products - 2.0%
Del Monte Foods Co.	100,000	1,048,000
Health Care Equipment & Supplies - 4.9%
Datascope Corp.	35,000	1,075,550
Wright Medical Group, Inc. (a)	70,000	1,542,100
		2,617,650
Health Care Providers & Services - 2.8%
Bioscrip, Inc. (a)	60,000	238,200
Dendrite International, Inc. (a)	140,000	1,275,400
		1,513,600
Hotels Restaurants & Leisure - 2.6%
Bob Evans Farms, Inc.	50,000	1,377,000
Internet & Catalog Retail - 1.0%
Insight Enterprises, Inc. (a)	30,000	508,200
IT Services - 8.4%
Ceridian Corp. (a)	60,000	1,440,600
Computer Horizons Corp. (a)	180,000	819,000
Convergys Corp. (a)	85,000	1,621,800
Keane, Inc. (a)	40,000	576,800
		4,458,200
Leisure Equipment & Products - 2.4%
Leapfrog Enterprises, Inc. (a)	130,000	1,297,400
Machinery - 2.2%
Federal Signal Corp.	80,000	1,194,400
Orthopedic, Prosthetic, And Surgical Appliances And Supplies - 2.1%
Synovis Life Technologies, Inc. (a)	125,000	1,107,500
Pharmaceuticals - 4.2%
Perrigo Co.	115,000	1,821,600
Salix Pharmaceuticals, Ltd. (a)	40,000	408,000
		2,229,600
Software - 13.6%
Agile Software Corp. (a)	400,000	2,348,000
Informatica Corp. (a)	221,200	3,090,164
Intervoice, Inc. (a)	50,000	316,000
Mentor Graphics Corp. (a)	110,000	1,515,800
		7,269,964
Total Common Stocks (Cost $47,584,849)		53,239,840
Short-Term Investments - 1.0%
Repurchase Agreement with U.S. Bank, N.A., 4.50%,
dated 7/31/06, due 8/1/06, collateralized by a
Fannie Mae 15-Year Fixed (Pool #4924)
valued at $573,724.
Repurchase proceeds of $562,078 (Cost $562,000)	562,000	562,000
Total Short-Term Investments (Cost $562,000)		562,000
Total Investments (Cost $48,146,849) - 100.9%		53,801,840
Liabilities in Excess of Other Assets - (0.9)%		(502,812)
Total Net Assets - 100.0%		$53,299,028

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2006
(Unaudited)

		Shares	Value
Common Stocks - 89.3%
Belgium - 0.7%
Umicore		14,000	$1,771,371
Canada - 1.4%
Alcan, Inc.		76,208	3,489,959
Finland - 4.7%
Nokia Oyj ADR		290,000	5,756,500
UPM-Kymmene Oyj		256,700	5,692,494
			11,448,994
France - 6.7%
M6 Metropole Television		190,000	5,858,924
Sanofi-Aventis		65,000	6,181,659
Vivendi SA		125,000	4,232,985
			16,273,568
Greece - 1.8%
Titan Cement Co., SA		90,000	4,391,702
Hong Kong - 0.6%
Gold Peak Industries Holding Ltd.		10,243,000	1,397,336
Indonesia - 1.0%
Tempo Scan Pacific Tbk PT		3,438,000	2,331,169
Italy - 5.6%
Benetton Group SpA		379,064	5,529,752
Interpump SpA		598,300	5,151,170
Sogefi SpA		409,500	2,738,404
			13,419,326
Japan - 23.6%
Aderans Company Ltd.		183,000	5,155,829
Amano Corp.		280,000	3,553,578
Capcom Co., Ltd.		130,000	1,547,822
Dai Nippon Printing Co., Ltd.		150,000	2,362,946
Fuji Photo Film Co., Ltd.		160,000	5,387,064
Matsushita Electric Industrial Co., Ltd. ADR		200,000	4,148,000
Mitsubishi Tokyo Financial Group, Inc. ADR		407,000	5,677,650
Nintendo Co., Ltd.		31,500	5,882,638
Nissin Healthcare Food Service Co., Ltd.		150,000	2,139,212
Omron Corp.		220,000	5,536,221
Secom Co., Ltd.		77,000	3,754,459
Square Enix Co., Ltd.		150,000	3,107,419
Tecmo Ltd.		379,200	2,940,458
Tokyo Broadcasting System, Inc.		200,000	4,213,005
Tsubakimoto Chain Co.		265,000	1,562,563
			56,968,864
Malaysia - 1.1%
KLCC Property Holdings Berhad		4,700,000	2,762,816
Mexico - 1.9%
Cemex S.A. de C.V. ADR		161,032	4,560,426
Netherlands - 10.5%
Akzo Nobel NV		50,200	2,793,306
Boskalis Westminster		95,009	6,031,817
CSM NV		210,000	6,097,415
Nutreco Holding NV		75,184	4,675,230
Unilever NV ADR		240,000	5,683,200
			25,280,968
Singapore - 1.6%
CIH Ltd. (b)		3,087,792	3,911,444
South Korea - 7.7%
Halla Climate Control		385,000	3,607,360
Hyundai Motor Co.		35,000	2,678,497
Kook Soon Dang Brewery Co., Ltd.		385,000	3,534,809
Pulmuone Co., Ltd.		90,190	2,931,742
Samsung Electronics Co., Ltd.		12,000	5,709,799
			18,462,207
Switzerland - 5.7%
Ciba Specialty Chemicals AG		100,800	5,578,384
Kudelski SA		156,000	3,410,182
Lonza Group AG		70,000	4,752,753
			13,741,319
Taiwan - 6.4%
AU Optronics Corp. ADR		305,600	4,504,544
Chunghwa Telecom Co., Ltd. ADR		320,000	5,942,400
Merrill Taiwan Secom Co., Ltd. (a)		2,831,660	4,963,051
			15,409,995
Thailand - 1.8%
BEC World Pcl		10,287,200	4,320,298
United Kingdom - 4.8%
Bodycote International		1,341,250	5,681,139
GlaxoSmithKline Plc ADR		107,100	5,925,843
			11,606,982
United States - 1.7%
Freeport-McMoRan Copper & Gold, Inc.		73,200	3,993,792
Total Common Stocks (Cost $169,185,117)			215,542,536
Warrants - 0.8%
Pihsiang Machinery Warrants		975,000	1,938,300
Total Warrants (Cost $1,912,432)			1,938,300
		Shares or
		Principal
		Amount	Value
Short-Term Investments - 2.1%
U.S. Treasury Bill - 1.2%
4.90%, due 10/12/06		$3,000,000	$2,970,885
Total U.S. Treasury Bill (Cost $2,971,314)			2,970,885
Variable Rate Demand Notes - 0.9%
JP Morgan Chase Demand Deposits, 2.00%		2,015,952	2,015,952
Total Variable Rate Demand Notes (Cost $2,015,952)			2,015,952
Total Short-Term Investments (Cost $4,987,266)			4,986,837
Total Investments (Cost $176,084,815) - 92.2%			222,467,673
Other Assets in Excess of Liabilities - 7.8%			18,908,050
Total Net Assets - 100.0%			$241,375,723

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Fair valued security. The value at July 31, 2006 was $3,911,444 which represented
1.6% of net assets.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2006
(Unaudited)

		Shares	Value
Common Stocks - 88.3%
Gold & Gold Related - 74.0%
Agnico-Eagle Mines Ltd. (b)		502,000	$17,966,580
Alamos Gold, Inc. (a)(b)		2,615,100	21,490,174
Almaden Minerals Ltd. (a)(b)		800,000	2,014,668
Anatolia Minerals Development (a)		350,000	1,005,125
Apollo Gold Corp. (a)(b)		733,000	304,418
Aquiline Resources, Inc. (a)(b)		1,333,333	5,502,046
Aurizon Mines Ltd. (a)(b)		600,000	1,500,398
Banro Corp. (a)(b)		631,400	6,165,035
Barrick Gold Corp. (b)		743,615	22,898,040
Cambior, Inc. (a)(b)		1,000,000	2,930,000
Chesapeake Gold Corp. (a)(b)		339,000	1,524,706
Cia de Minas Buenaventura SA ADR (b)		613,800	17,867,718
Crystallex International Corp. (a)(b)		2,555,600	7,232,348
Dominion Mining Ltd. (a)(b)		1,428,571	1,204,187
Eldorado Gold Corp. (a)(b)		1,000,000	4,718,565
FNX Mining Co, Inc. (a)(b)		300,000	3,101,529
Fury Explorations Ltd. (a)(b)		1,130,800	649,483
Gabriel Resources Ltd. (a)(b)		250,000	706,901
Gammon Lake Resources, Inc. (a)(b)		1,699,000	23,600,141
Glamis Gold Ltd. (a)(b)		389,000	14,319,090
Gold Fields Ltd. (b)		166,249	3,426,400
Gold Fields Ltd. ADR (b)		2,111,500	44,024,775
Goldcorp, Inc. (b)		1,693,950	49,581,916
Golden Star Resources Ltd. (a)		5,139,000	16,061,447
Harmony Gold Mining Co., Ltd. (b)		106,667	1,513,127
Harmony Gold Mining Co., Ltd. ADR (b)		784,400	11,216,920
Iamgold Corp. (b)		1,485,700	13,823,823
Ivanhoe Mines Ltd. (a)(b)		3,892,000	23,041,796
Lihir Gold Ltd. (a)(b)		3,325,000	7,057,825
Meridian Gold, Inc. (a)(b)		650,531	17,570,666
Mexgold Resources, Inc. (a)(b)		730,000	4,747,548
Minefinders Corp. (a)(b)		663,000	5,419,060
Miramar Mining Corp. (a)(b)		4,331,306	15,982,519
New Gold, Inc. (a)(b)		516,500	4,312,775
Newcrest Mining Ltd. (b)		954,240	14,010,471
Newmont Mining Corp.		439,800	22,530,955
Orezone Resources, Inc. (a)(b)		6,063,700	9,001,516
Osisko Exploration Ltd. (a)(b)		1,155,000	5,000,884
Oxiana Ltd. (a)(b)		5,000,000	11,686,092
Pacific Rim Mining Corp. (a)(b)		35,000	25,550
Polyus Gold Co., Zao ADR (a)(b)		851,616	37,896,912
Radius Gold, Inc. (a)(b)		1,329,544	716,640
Randgold Resources Ltd. ADR (a)(b)		1,663,200	36,972,936
Royal Gold, Inc.		147,765	4,378,277
Semafo, Inc. (a)(b)		4,900,000	8,962,623
Sino Gold Ltd. (a)(b)		2,941,500	11,044,967
SouthernEra Diamonds, Inc. (a)(b)		375,000	135,858
Strongbow Exploration, Inc. (a)(b)		1,800,000	731,643
Sunridge Gold Corp. (a)(b)		500,000	883,626
SXR Uranium One, Inc. (a)(b)(d)		1,000,000	7,687,550
Troy Resources NL (b)		1,463,000	2,802,746
U.S. Gold Corp. (a)(c)(d)(e)		223,000	1,003,500
Wesdome Gold Mines Ltd (a)(b)		367,250	606,837
Wolfden Resources, Inc. (a)(b)		1,325,000	3,126,049
Yamana Gold, Inc. (a)(b)		3,541,532	35,956,705
Zijin Mining Group Co., Ltd. (b)		30,000,000	15,945,536
			605,589,622
Precious Metals & Related - 14.3%
Aber Diamond Corp. (b)		100,000	3,354,000
African Platinum Plc (a)(b)		15,000,000	9,947,135
Apex Silver Mines Ltd. (a)		1,111,800	16,243,398
Brilliant Mining Corp. (a)(b)		1,875,000	1,656,137
Cameco Corp. (b)		261,000	10,413,900
Impala Platinum Holdings Ltd. (b)		80,000	14,747,181
Impala Platinum Holdings Ltd. ADR (b)		225,000	10,384,740
Ivanhoe Nickel & Platinum Ltd. (a)(b)(c)(d)(e)		83,333	249,999
MMC Norilsk Nickel ADR (b)		100,000	13,500,000
Mvelaphanda Resources Ltd. (a)(b)		350,000	1,769,230
Peru Copper, Inc. (a)(b)		1,365,000	6,573,518
Sabina Silver Corp. (a)(b)		900,000	1,081,559
Silver Standard Resources, Inc. (a)(b)		457,000	9,405,060
Silver Wheaton Corp. (a)(b)		1,387,400	13,509,895
Stornoway Diamond Corp. (a)(b)		1,950,000	2,136,608
Trade Winds Ventures, Inc. (a)(b)		1,100,000	417,955
Uramin, Inc. (a)(b)		1,350,000	1,210,468
			116,600,783
Total Common Stocks (Cost $419,696,018)			722,190,405
Gold Bullion - 6.8%
Gold Bullion (a)		87,923	55,983,940
Total Gold Bullion (Cost $38,691,957)			55,983,940
Warrants - 0.7%
Gold & Gold Related - 0.6%
Anatolia Mineral Developmnt Ltd. (a)(d)		175,000	75,385
Nevsun Resources Ltd. (a)(b)(d)		202,125	-
Northern Orion Resources, Inc. (a)(b)		1,005,000	3,552,178
Novagold Resources, Inc. (a)(b)		75,000	829,725
Osisko Exploration Warrants (a)(b)		577,500	331,691
			4,788,979
Precious Metals & Related - 0.1%
Brilliant Mining Warrants (a)(b)		937,500	-
PAN American Silver Corp. (a)(b)		61,536	562,780
			562,780
Total Warrants (Cost $86,900)			5,351,759
		Shares or
		Principal
Corporate Bond - 0.3%		Amount	Value
Gold & Gold Related - 0.3%
Crystallex Intl. Corp.,
9.375%, due 12/30/11 (b)		$4,100,000	$2,767,500
Total Corporate Bond (Cost $4,100,000)			2,767,500
Convertible Bonds - 0.7%
Gold & Gold Related - 0.7%
Sino Gold Ltd.
5.75%, due 3/17/12 (b)		3,000,000	5,349,000
Total Convertible Bond (Cost $3,000,000)			5,349,000
Exchange Traded Fund - 1.8%
iShares Silver Trust (a)		131,000	14,951,030
Total Exchange Traded Fund (Cost $12,982,561)			14,951,030
Short-Term Investments - 1.3%
Repurchase Agreement - 1.3%
Repurchase Agreement with U.S. Bank, N.A., 4.2515%,
dated 7/31/06, due 8/1/06, collateralized by a
Ginnie Mae (Series 2003-88, Class B)
valued at $10,762,874.
Repurchase proceeds of $10,552,465 (Cost $10,551,000)		10,551,000	10,551,000
Total Short-Term Investments (Cost $10,551,000)			10,551,000
Total Investments (Cost $489,108,436) - 99.9%			817,144,634
Other Assets in Excess of Liabilities - 0.1%			791,878
Total Net Assets - 100.0%			$817,936,512

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Australia 6.5%;
Canada 55.8%; China 1.9%; Mexico 2.2%; Russia 6.3%; South Africa 10.8%;
United Kingdom 5.7%.
(c) Denotes security is fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2006 was $1,253,499 which represented 0.2% of net
	assets.
(d) Fair valued security. The aggregate value of fair valued securities at July 31, 2006
	was $9,016,434 which represented 1.1% of net assets.
(e) Security is considered illiquid and may be difficult to sell.

The Tocqueville Genesis Fund
Schedule of Investments as of July 31, 2006
(Unaudited)

		Shares	Value
Common Stocks - 62.8%
Aerospace & Defense - 2.6%
Armor Holdings, Inc. (a)		4,000	$206,640
Ladish, Inc. (a)		10,000	340,000
			546,640
Airlines - 1.4%
SkyWest, Inc.		12,000	291,000
Automobiles - 1.5%
Tata Mtors Ltd. ADR (b)		20,000	315,600
Biotechnology - 2.9%
Kendle International, Inc. (a)		9,000	261,630
Pharmion Corp. (a)		20,000	344,400
			606,030
Building Products - 1.1%
PW Eagle, Inc.		8,000	232,400
Commercial Banks - 1.3%
Mitsubishi Ufj Financial Group, Inc. ADR (b)		19,000	265,050
Commercial Physical And Biological Research - 1.0%
Essex Corp. (a)		13,000	199,680
Commercial Services & Supplies - 3.1%
Pico Holdings, Inc. (a)		13,500	444,690
Steelcase, Inc.		14,000	205,660
			650,350
Computers & Peripherals - 4.5%
Apple Computer, Inc. (a)		3,000	203,880
Key Tronics Corp. (a)		57,562	354,582
Komag, Inc. (a)		5,000	191,550
Western Digital Corp. (a)		11,000	192,940
			942,952
Construction Materials - 2.2%
Cemex S.A. de C.V. ADR (b)		16,000	453,120
Diversified Telecommunication Services - 1.3%
Alaska Communications Systems Group, Inc.		21,000	260,190
Electric Utilities - 1.8%
Korea Electric Power Corp. ADR (b)		20,000	382,800
Electrical Equipment - 2.1%
The Lamson & Sessions Co. (a)		8,000	224,240
Regal-Beloit Corp.		5,500	218,625
			442,865
Electronic Equipment & Instruments - 1.1%
Itron, Inc. (a)		5,000	232,700
Energy Equipment & Services - 1.6%
Grey Wolf, Inc. (a)		12,000	91,920
Schlumberger Ltd.		3,500	233,975
			325,895
Food Products - 1.2%
China Green Holdings Ltd. (b)		402,000	183,663
Overhill Farms, Inc. (a)		18,800	63,168
			246,831
Health Care Equipment & Supplies - 1.3%
Thoratec Corp. (a)		20,000	276,000
Information Retrieval Services - 1.1%
The9 Ltd. ADR (a)(b)		9,000	220,230
Internet Software & Services - 0.5%
Click Commerce, Inc. (a)		2,000	29,820
webMethods, Inc. (a)		10,000	74,400
			104,220
Machinery - 3.4%
Cummins, Inc.		3,000	351,000
The Manitowoc Co., Inc.		9,000	353,340
			704,340
Metals & Mining - 9.9%
Aleris International, Inc. (a)		6,500	266,110
Allegheny Technologies, Inc.		3,500	223,615
AM Castle & Co.		11,000	363,880
Brush Engineered Materials, Inc. (a)		4,000	92,280
Cleveland-Cliffs, Inc.		10,000	361,500
Peabody Energy Corp.		7,000	349,300
Phelps Dodge Corp.		2,000	174,680
Ryerson Tull, Inc.		8,500	229,925
			2,061,290
Motor Vehicles And Passenger Car Bodies - 1.1%
Volvo AB ADR (b)		4,500	238,815
Oil & Gas - 1.8%
Valero Energy Corp.		5,500	370,865
Pharmaceuticals - 1.9%
King Pharmaceuticals, Inc. (a)		23,500	399,970
Prepackaged Software - 0.6%
Indus International, Inc. (a)		50,000	118,000
Semiconductor & Semiconductor Equipment - 5.7%
Actions Semiconductor Co., Ltd. ADR (a)(b)		14,000	106,540
Applied Materials, Inc.		14,000	220,360
Nvidia Corp. (a)		7,000	154,910
Standard Microsystems Corp. (a)		12,500	332,250
Ultratech, Inc. (a)		20,000	302,800
Vimicro International Corp. ADR (a)(b)		7,000	75,250
			1,192,110
Semiconductor Equipment & Products - 0.0%
Vitesse Semiconductor Corp. (a)		480	451
Software - 1.9%
Mentor Graphics Corp. (a)		15,000	206,700
Microsoft Corp.		8,000	192,240
			398,940
Wireless Telecommunication Services - 1.4%
America Movil S.A. de C.V. ADR (b)		8,000	286,240
X-ray Apparatus And Tubes And Related Irradiation Apparatus - 1.5%
American Science & Engineering, Inc. (a)		6,000	304,260
Total Common Stocks (Cost $12,319,394)			13,069,834
Exchange Traded Fund - 0.5%
Semiconductor HOLDRs Trust		3,000	94,560
Total Exchange Traded Fund (Cost $98,430)			94,560
		Principal
		Amount	Value
Short-Term Investments - 31.1%
U.S. Treasury Bills - 26.1%
4.15%, due 8/24/06		$1,000,000	$997,099
4.15%, due 9/07/06		1,000,000	995,267
4.78%, due 11/02/06		1,000,000	987,400
4.815%, due 12/07/06		1,000,000	982,662
4.90%, due 10/12/06		500,000	495,148
4.915%, due 12/14/06		1,000,000	981,703
Total U.S. Treasury Bills (Cost $5,438,986)			5,439,279
Repurchase Agreement - 5.0%
Repurchase Agreement with U.S. Bank, N.A., 4.0%,
dated 7/31/06, due 8/1/06, collateralized by a
Freddie Mac 15-Year Fixed (Pool #1138)
valued at $1,054,935.
Repurchase proceeds of $1,034,144 (Cost $1,034,000)		1,034,000	1,034,000
Total Short-Term Investments (Cost $6,472,986)			6,473,279
Total Investments (Cost $18,890,810) - 94.4%			19,637,673
Other Assets in Excess of Liabilities - 5.6%			1,172,543
Total Net Assets - 100.0%			$20,810,216

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: China 1.9%; Hong Kong 0.9%;
India 1.5%; Japan 1.3%; Mexico 3.6%; South Korea 1.8%; Sweden 1.1%.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Tocqueville Fund

Cost of investments	$209,272,593

Gross unrealized appreciation	46,656,393
Gross unrealized depreciation	(5,566,591)
Net unrealized appreciation	$41,089,802

Small Cap Value Fund

Cost of investments	$48,146,849

Gross unrealized appreciation	10,696,994
Gross unrealized depreciation	(5,042,002)
Net unrealized appreciation	$5,654,992

International Value Fund

Cost of investments	$176,084,815

Gross unrealized appreciation	53,504,967
Gross unrealized depreciation	(7,187,292)
Net unrealized appreciation	$46,317,675

Gold Fund

Cost of investments	$489,108,436

Gross unrealized appreciation	339,200,772
Gross unrealized depreciation	(11,164,574)
Net unrealized appreciation	$328,036,198

Genesis Fund

Cost of investments	$18,890,810

Gross unrealized appreciation	1,190,707
Gross unrealized depreciation	(443,792)
Net unrealized appreciation	$746,915

 *Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  The Tocqueville Trust

By (Signature and Title)     /s/ Robert W. Kleinschmidt
                                                     Robert W. Kleinschmidt, President

Date    9/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert W. Kleinschmidt
                                                       Robert W. Kleinschmidt, President
Date    9/27/06

By (Signature and Title)*      /s/ Steve Tyrrell
                                                        Steve Tyrrell, Treasurer

Date   9/27/06

* Print the name and title of each signing officer under his or her signature.